FINANCIAL RESULT	12 Months Ended
Dec. 31, 2025
Analysis of income and expense [abstract]
FINANCIAL RESULT	FINANCIAL RESULT
34.1Accounting policies
Include interest income, leases, loans and financing, exchange differences, changes in the fair value of financial assets and liabilities measured at fair value through profit or loss, gains and losses on derivative instruments, commissions and bank charges, among others. Interest income and expenses are recognized in the statement of profit or loss using the effective interest method.
34.2Breakdown of financial result

	Consolidated
	Years ended December 31,
Description	2025	2024	2023

Financial income
Interest on short and long-term investments	100,208	148,162	91,353
Sublease receivables	—	1,754	13,314
Debt into equity conversion	734,433	—	—
Fair value of TAP Bond	4,127	37,610	66,053
Others	65,315	51,532	49,421
	904,083	239,058	220,141
Financial expenses
Interest on loans and financing	(2,791,669)	(1,379,560)	(865,107)
Interest on reverse factoring	—	(10,224)	(17,010)
Interest on lease	(2,675,913)	(2,460,514)	(2,420,557)
Interest on convertible instruments	(405,207)	(273,826)	(242,608)
Interest accounts payable and airport taxes and fees	(438,290)	(328,937)	(418,066)
Interest on provisions	(187,372)	(76,989)	(257,419)
Interest on factoring credit card receivables	(327,897)	(327,771)	(334,896)
Amortized cost of loans and financing	(722,718)	(113,908)	(44,894)
Amortized cost of convertible instruments	—	—	(2,622)
Financial operations cost	(248,969)	(130,285)	(84,453)
Fair value of the TAP Bond	(1,056,005)	(14,842)	(25,736)
Restructuring of loans and financing	(542,438)	—	(199,635)
Restructuring of convertible debentures	(334,599)	—	(352,430)
Provision for loss on short-term investments	(117,684)	—	—
Other restructuring costs	(215,354)	—	—
Others	(231,004)	(130,558)	(343,338)
	(10,295,119)	(5,247,414)	(5,608,771)

Derivative financial instruments, net	986,521	317,729	(238,458)
Foreign currency exchange, net	4,207,915	(7,890,179)	1,625,064
Financial result, net	(4,196,600)	(12,580,806)	(4,002,024)